SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Trade payables	$ 837,952	$ 1,153,856
Accrued expenses	618,163	953,439
Other payables	161,218	15,084
Total current trade and other payables	$ 1,617,333	$ 2,122,379